Investments - Schedule of investments (Details) - USD ($)		9 Months Ended
		Sep. 30, 2026	Dec. 31, 2025
Investments - Schedule of investments (Details) [Line Items]
Beginning balance		$ 459,080
Additions		50,855
Disposals		(12,407)
Change in fair value through profit or loss		(294,614)
Effects of foreign exchange		(745)
Ending balance		202,169
Current		202,169	$ 459,080
Non current		0
Long term deposits		202,169
A2ZCryptoCap Inc. [Member] | Ordinary Stock Shares [Member]
Investments - Schedule of investments (Details) [Line Items]
Beginning balance	[1]	3,794
Additions	[1]	0
Disposals	[1]	0
Change in fair value through profit or loss	[1]	1,281
Effects of foreign exchange	[1]	0
Ending balance	[1]	5,075
Royal Bank of Canada [Member] | Guaranteed Investment Certificate [Member]
Investments - Schedule of investments (Details) [Line Items]
Beginning balance	[2]	21,889
Additions	[2]	0
Disposals	[2]	0
Change in fair value through profit or loss	[2]	0
Effects of foreign exchange	[2]	(745)
Ending balance	[2]	21,144
Gamestop [Member] | Ordinary Stock Shares [Member]
Investments - Schedule of investments (Details) [Line Items]
Beginning balance	[3]	40,158
Additions	[3]	0
Disposals	[3]	0
Change in fair value through profit or loss	[3]	9,142
Effects of foreign exchange	[3]	0
Ending balance	[3]	49,300
Genius Group Ltd [Member] | Ordinary Stock Shares [Member]
Investments - Schedule of investments (Details) [Line Items]
Beginning balance	[4]	21,906
Additions	[4]	0
Disposals	[4]	(12,407)
Change in fair value through profit or loss	[4]	(9,499)
Effects of foreign exchange	[4]	0
Ending balance	[4]	0
JZR Gold [Member] | Warrants Instrument [Member]
Investments - Schedule of investments (Details) [Line Items]
Beginning balance	[5]	371,333
Additions	[5]	0
Disposals	[5]	0
Change in fair value through profit or loss	[5]	(282,833)
Effects of foreign exchange	[5]	0
Ending balance	[5]	88,500
SLV Shares [Member] | Ordinary Stock Shares [Member]
Investments - Schedule of investments (Details) [Line Items]
Beginning balance	[6]	0
Additions	[6]	50,855
Disposals	[6]	0
Change in fair value through profit or loss	[6]	(12,705)
Effects of foreign exchange	[6]	0
Ending balance	[6]	$ 38,150

[1]	On June 23, 2022, the Company acquired 80,000 shares of A2ZCryptoCap Inc. for C$0.10 per share. As at September 30, 2026, the fair value of the shares was determined based on the quoted market price of the shares of C$0.09 per share (December 31, 2025 – C$0.065).
[2]	During the year ended December 31, 2024, the Company purchased four GICs for a total amount of C$4,030,000 from RBC with maturity dates ranging from February 14, 2025, to September 12, 2025. The GICs pay variable interest ranging from 4.20% to 4.95% per annum. As of September 30, 2026, the total balance outstanding was C$30,000 (December 31, 2025 – C$30,000) as three GICs out of the four were effectively redeemed during the year ended December 31, 2024.
[3]	On July 18, 2025, the Company purchased 2,000 shares of GameStop Corp. (NYSE: GME) for a total amount of $48,516 (C$66,561) for $23.55 per share. As at September 30, 2026, the fair value of the shares was determined based on the quoted market price of $24.65 per share resulting in a gain on change in fair value of $9,142 for the nine months ended September 30, 2026 (2025 - $6,044).
[4]	On July 25, 2025, the Company purchased 40,000 shares of Genius Group Limited (AMEX: GNS) for a total amount of $49,009 (C$67,237) for a weighted average price of $1.20 per share. On July 28, 2025, the Company sold 1,871 shares of GNS for a total amount of $2,217 (C$3,043). During the nine months ended September 30, 2026, the remaining 38,129 shares valued at $12,407 prior to sale, were sold for total proceeds of $12,428, resulting in a realized gain on sale of investments of $21.
[5]	On July 22, 2025, the Company acquired 1,666,667 units at a price of C$0.30 per unit of JZR Gold Inc (“JZR”) for $364,800 (C$500,000). Each unit is comprised of one common share in the capital of JZR and one non-transferable common share purchase warrant to acquire one common share at a price of C$0.40 per warrant share.
[6]	On April 16, 2026, the Company purchased 700 shares of iShares Silver Trust (“SLV”) for a total amount of $50,855 for $72.65 per share. As at September 30, 2026, the fair value of the shares of $38,150 was determined based on the quoted market price of $54.50 per share resulting in a loss on change in fair value of $12,705 for the nine months ended September 30, 2026.